PROPOSED PUBLIC OFFERING	2 Months Ended
Jun. 30, 2021
Proposed Public Offering
PROPOSED PUBLIC OFFERING

NOTE 3. PROPOSED PUBLIC OFFERING

Pursuant to the Proposed Offering, the Company will offer for sale up to 27,500,000 Units (or 31,625,000 Units if the underwriter’s overallotment option is exercised in full) at a purchase price of $10.00 per Unit. Each Unit will consist of one share of the Company’s Class A ordinary shares, $0.0001 par value, and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one share of Class A ordinary shares at an exercise price of $11.50 per whole share (see Note 8).